Average Annual Total Returns{- Fidelity Freedom Blend 2020 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2020 Fund	Fidelity Advisor Freedom Blend 2020 Fund- Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2020 Fund- Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2020 Fund- Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2020 Fund- Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2020 Fund- Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2020 Fund- Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2020 Fund- Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2020 Fund- Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2020 Fund- Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2020 Fund- Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2020 Fund- Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2020 Fund- Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2020 Fund- Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2020 Fund- Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0202 Past 1 year	F0202 Since Inception
Total	6.46%	6.96%	[1]	5.19%	5.85%	[1]	4.32%	5.07%	[1]	8.77%	7.77%	[1]	11.10%	8.87%	[1]	13.26%	9.97%	[1]	13.36%	10.09%	[1]	18.40%	13.87%	[1]	12.75%	9.83%	[1]

[1]	(a)From August 31, 2018